Stock-Based Compensation (Exercise Price Range) (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock option activity by exercise price ranges
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 97	$ 94	$ 90	$ 94
Options Outstanding, Number of Shares under Option (in shares)	5,622,951	11,389,721	20,662,322	39,197,728
Options Outstanding and Exercisable, Aggregate Intrinsic Value	$ 509,312,330
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 1 month
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 97	$ 94	$ 90
Options Exercisable, Number of Shares under Option (in shares)	5,622,951	11,389,721	20,662,322
Exercise price range $85 and under
Stock option activity by exercise price ranges
Exercise price, lower range limit (in dollars per share)	$ 85
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 82
Options Outstanding, Number of Shares under Option (in shares)	468,427
Options Outstanding and Exercisable, Aggregate Intrinsic Value	49,244,658
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 1 month
Options Exercisable, Number of Shares under Option (in shares)	468,427
Exercise price range $86-$105
Stock option activity by exercise price ranges
Exercise price, lower range limit (in dollars per share)	$ 86
Exercise price, upper range limit (in dollars per share)	$ 105
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 98
Options Outstanding, Number of Shares under Option (in shares)	4,908,689
Options Outstanding and Exercisable, Aggregate Intrinsic Value	440,012,196
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 1 month
Options Exercisable, Number of Shares under Option (in shares)	4,908,689
Exercise price range $106 and over
Stock option activity by exercise price ranges
Exercise price, upper range limit (in dollars per share)	$ 106
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 106
Options Outstanding, Number of Shares under Option (in shares)	245,835
Options Outstanding and Exercisable, Aggregate Intrinsic Value	$ 20,055,475
Options Outstanding, Weighted Average Remaining Contractual Life	0 years 2 months
Options Exercisable, Number of Shares under Option (in shares)	245,835